CAPITAL MANAGEMENT (Details) - Narrative		1 Months Ended	12 Months Ended
	Oct. 01, 2020 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 ZAR (R)	Apr. 30, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018 AUD ($)
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per agreement			3.5	3.5	3.5		3.5	3.5
Bottom of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements			3.5	3.5	3.5
Top of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements			4.5	4.5	4.5
$700m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 700,000,000			$ 700,000,000
Term of facility			10 years
Interest rate (in percent)			5.375%	5.375%	5.375%
Rated bonds - issued October 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 700,000,000		$ 700,000,000
Term of facility	10 years
Interest rate (in percent)	3.75%		3.75%	3.75%	3.75%
$750m Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 750,000,000
Interest rate (in percent)			5.125%	5.125%	5.125%
$300m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 300,000,000
Term of facility			30 years
Interest rate (in percent)			6.50%	6.50%	6.50%
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,400,000,000	$ 1,400,000,000	$ 500,000,000	R 1,400,000,000
Term of facility		5 years
Capped amount, AUD facility									$ 500,000,000